UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stadion Money Management, Inc.
Address:  1061 Cliff Dawson Rd
          Watkinsville, GA 30677

Form 13F File Number:  28-11320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Chlan
Title:    Chief Operations Officer
Phone:    (800) 222-7636

Signature, Place, and Date of Signing:

      /s/ Michael Chlan         Watkinsville, Georgia       November 14, 2011
      -----------------         ---------------------       -----------------
         [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           21
                                         -----------

Form 13F Information Table Value Total:  $   312,405
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

      COLUMN 1                COLUMN 2          COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
--------------------- ------------------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                              TITLE OF                       VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
   NAME OF ISSUER               CLASS             CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------------- ------------------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
iShares TR Index      Barclays 7-10 Year        464287440     6,919       65,853  SH       SOLE                   65,853
iShares TR Index      DJ Select Dividend
                        Inx Fd                  464287168     3,234       67,034  SH       SOLE                   67,034
iShares TR Index      Barclays 1-3 Year         464287457     7,441       87,983  SH       SOLE                   87,983
SPDR                  Utilities Select
                        Sector SPDR Fund        81369Y886     3,328       98,999  SH       SOLE                   98,999
iShares TR Index      S&P 500 Index             464287200   168,073    1,478,349  SH       SOLE                1,478,349
PIMCO ETF TR          ENHAN SHRT MAT            72201R833     7,155       71,248  SH       SOLE                   71,248
iShares TR Index      Barclays Short Trsry
                        Bond Fund               464288679     3,372       30,586  SH       SOLE                   30,586
PowerShares           DB US Dollar Index Up     73936D107     3,412      152,966  SH       SOLE                  152,966
iShares TR Index      Barclays 3-7 Year         464288661     1,135        9,344  SH       SOLE                    9,344
iShares TR Index      Brclys Intermed.
                        Credit Bd Fd            464288638       301        2,820  SH       SOLE                    2,820
Vanguard              Intermediate-Term Bond    921937819       257        2,930  SH       SOLE                    2,930
iShares TR Index      Brclys 10-20 Yr
                        Trsry Bd Fd             464288653       213        1,610  SH       SOLE                    1,610
iShares TR Index      Barclays 20+ Year         464287432       220        1,821  SH       SOLE                    1,821
Vanguard              Short-Term Bond           921937827     1,211       14,869  SH       SOLE                   14,869
iShares TR Index      Barclays MBS              464288588       221        2,046  SH       SOLE                    2,046
iShares TR Index      MSCI EAFE Index           464287465    57,863    1,211,027  SH       SOLE                1,211,027
iShares TR Index      Russell 2000              464287655    39,251      610,439  SH       SOLE                  610,439
Vanguard              Total Bond Mkt            921937835     6,692       79,911  SH       SOLE                   79,911
Vanguard              Long-Term Bond            921937793     1,258       13,711  SH       SOLE                   13,711
PIMCO ETF TR          1-5 Year TIPS Indx Fnd    72201R205       136        2,556  SH       SOLE                    2,556
SPDR S&P MIDCAP 400
  ETF TR              UTSER1 S&PDCRP            78467Y107       714        5,021  SH       SOLE                    5,021